Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 9,535	$ 16,932		$ 19,064
Marketable securities	19,374	19,591		75,135
Accounts receivable, net	67	131		617
Inventories, net	557	583		4,553
Prepaid and other current assets	1,745	2,517		6,181
Total current assets	31,278	39,754		105,550
Operating lease right-of-use assets	10,862	11,226		15,502
Property and equipment, net	339	281		7,665
Restricted Cash, Noncurrent	2,150	2,150		2,150
Other noncurrent assets	798	906		2,473
Total assets	45,427	54,317		133,340
Liabilities, Current [Abstract]
Accounts payable	3,751	3,442		3,218
Accrued Expenses and Other Current Liabilities	5,239	6,585		9,764
Total current liabilities	8,990	10,027		22,563
Operating lease liabilities, non-current	14,464	14,858		16,681
Other noncurrent liabilities	49	409		126
Total liabilities	23,503	25,294		39,370
COMMITMENTS AND CONTINGENCIES (Note 15)
STOCKHOLDERS’ EQUITY:
Preferred stock—$0.0001 par value: 1,000,000 shares authorized; no shares issued and outstanding	0	0		0
Common stock—$0.0001 par value: 600,000,000 shares authorized; 6,503,019 and 6,310,090 shares issued and outstanding at March 31, 2024 and December 31, 2023	1	1		1
Additional paid-in capital	369,781	366,647		345,757
Accumulated other comprehensive (loss) income	(4)	10		(1,279)
Accumulated deficit	(347,854)	(337,635)		(250,509)
Total stockholders’ equity	21,924	29,023	$ 75,966	93,970	$ 168,767
Total liabilities and stockholders’ equity	$ 45,427	$ 54,317		$ 133,340